Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 22,081	$ 26,758
Restricted cash (note 6)	2,100	2,547
Accounts receivable, net of allowance for doubtful accounts of $125 (2016 - $97)	6,383	6,154
Inventories (note 7)	6,427	4,618
Prepaid expenses and other assets	961	1,302
Assets, Current	37,952	41,379
Property and equipment (note 8)	416	548
Intangible assets (note 9)	27,806	24,352
Goodwill	318	318
Deferred income tax assets (note 18)	320	460
Assets	66,812	67,057
Current liabilities:
Accounts payable and accrued liabilities (note 10)	7,701	8,021
Current portion of deferred consideration (note 12)	0	2,815
Current portion of deferred revenue	207	182
Liabilities, Current	7,908	11,018
Long-term debt, net of unamortized debt issuance costs and discount (note 11)	40,000	19,391
Deferred revenue	2,502	2,381
Other long-term liabilities	212	243
Liabilities	50,622	33,033
Stockholders’ equity:
Common stock Authorized - unlimited number without par value Issued and outstanding - 34,637,312 (2016 - 31,884,420) (note 13(b))	353,483	344,928
Additional paid-in capital (note 14)	38,443	35,812
Deficit	(392,865)	(363,054)
Accumulated other comprehensive income (note 2(c))	17,129	16,338
Stockholders' Equity	16,190	34,024
Liabilities and Equity	66,812	67,057
Commitments and contingencies (notes 17 and 20)
Subsequent events (notes 11 and 22)